Intangible assets, net (Details) - Schedule of amortization activity of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net (Details) - Schedule of amortization activity of intangible assets [Line Items]
Gross carrying amount	$ 20,037,293	$ 15,414,481
Accumulated amortization	(9,348,185)	(3,898,083)
Net	10,689,108	11,516,398
Customer Relationships [Member]
Intangible assets, net (Details) - Schedule of amortization activity of intangible assets [Line Items]
Gross carrying amount	12,585,004	9,792,428
Accumulated amortization	(5,978,395)	(2,492,570)
Net	6,606,609	7,299,858
Software platform [Member]
Intangible assets, net (Details) - Schedule of amortization activity of intangible assets [Line Items]
Gross carrying amount	5,622,053	5,622,053
Accumulated amortization	(3,279,532)	(1,405,513)
Net	2,342,521	$ 4,216,540
Noncompete Agreements [Member]
Intangible assets, net (Details) - Schedule of amortization activity of intangible assets [Line Items]
Gross carrying amount	1,830,236
Accumulated amortization	(90,258)
Net	$ 1,739,978